AEA Valuebuilder Variable Annuity NEA Valuebuilder Retirement Income Director Variable Annuity NEA Valuebuilder Variable Annuity Security Benefit Advisor Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001
Supplement Dated August 16, 2019
To Current Prospectus
Effective September 20, 2019, the Wells Fargo Small Cap Value Fund will merge into the Wells Fargo Small Company Value Fund. All referenced to the former name (Wells Fargo Small Company Value) in the Prospectus are hereby changed to reflect the new name effective September 20, 2019.